Severance and Retirement Plans - Components of Net Periodic Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Service cost-benefits earned during the year	¥ 132
Interest cost on projected benefit obligation	15
Expected return on plan assets	(14)
Recognized actuarial loss	20
Settlement loss	292
Loss from special termination benefit	769
Net periodic cost	¥ 1,214